Accounts payable and accrued liabilities	12 Months Ended
Mar. 31, 2022
Subclassifications of assets, liabilities and equities [abstract]
Accounts payable and accrued liabilities

Note 12 — Accounts payable and accrued liabilities

	As of March 31,
	2022	2021
Accounts payable	846,474	217,145
Accrued liabilities	268,999	279,481
Current accounts payable and accrued liabilities	1,115,473	496,626

Amounts included in accounts payables

Accounts payable and accrued liabilities mainly consist of professional fees, legal fees, consulting services and to various vendors as of March 31, 2022 and 2021, respectively.